united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 11/30

Date of reporting period: 8/31/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2017
Shares				Value

	COMMON STOCK - 73.4%
	AIRLINES - 1.9%
33,000	American Airlines Group, Inc.			$ 1,476,420

	APPAREL - 1.8%
85,000	Under Armour, Inc. *			1,372,750

	AUTO MANUFACTURERS - 2.2%
90,000	Blue Bird Corp. *			1,638,000

	BANKS - 2.5%
79,000	Bank of America Corp.			1,887,310

	COMMERCIAL SERVICES - 0.2%
40,000	Professional Diversity Network, Inc. * <			183,600

	COMPUTERS - 1.9%
9,000	Apple, Inc.			1,476,000

	DIVERSIFIED FINANCIAL SERVICES - 9.2%
90,000	Cowen Group, Inc. *			1,462,500
55,000	Janus Capital Group, Inc.			1,900,800
32,000	Lazard Ltd.			1,372,480
250,000	WisdomTree Investments, Inc.			2,292,500
				7,028,280
	ELECTRICAL COMPONENTS & EQUIPMENT - 5.1%
78,000	Graham Corp.			1,562,340
975,000	Orion Energy Systems, Inc. *			898,463
229,132	Pioneer Power Solutions, Inc. * <			1,397,705
				3,858,508
	ENTERTAINMENT - 2.5%
60,000	AMC Entertainment Holdings, Inc.			804,000
200,000	National CineMedia, Inc.			1,082,000
				1,886,000
	FOREST PRODUCTS & PAPER - 0.9%
65,000	Orchids Paper Products Co.			663,000

	HOME BUILDERS - 1.9%
115,000	TRI Pointe Group, Inc. *			1,465,100

	HOUSEHOLD PRODUCTS/WARES - 3.6%
113,999	Acme United Corp.			2,717,736

	INTERNET - 1.8%
1,400	Alphabet, Inc. - Class A *			1,337,336

	LIMITED PARTNERSHIP - 6.3%
85,000	Blackstone Group LP - MLP			2,782,050
105,000	KKR & Co. LP - MLP			1,996,050
				4,778,100
North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2017
Shares				Value

	MEDIA - 5.0%
120,000	Gannett Co., Inc.			$ 1,018,800
656,500	Lee Enterprises, Inc. *			1,378,650
25,000	Meredith Corp.			1,358,750
				3,756,200
	MINING - 0.3%
15,000	Freeport-McMoRan, Inc. *			221,700

	MISCELLANEOUS MANUFACTURER - 1.9%
50,000	Trinity Industries, Inc.			1,442,000

	PHARMACEUTICALS - 4.0%
11,000	Johnson & Johnson			1,456,070
25,000	Zoetis, Inc. - Class A			1,567,500
				3,023,570
	REAL ESTATE - 1.9%
12,000	Jones Lang LaSalle, Inc.			1,462,920

	REITS - 1.1%
44,000	Government Properties Income Trust			816,200

	RETAIL - 6.3%
130,000	Denny's Corp. *			1,554,800
28,000	Target Corp.			1,526,840
115,000	Wendy's Co.			1,715,800
				4,797,440
	SOFTWARE - 2.0%
27,000	Paychex, Inc.			1,539,810

	TELECOMMUNICATIONS - 6.5%
730,000	Alaska Communications Systems Group, Inc. *			1,606,000
80,000	Consolidated Communications Holdings, Inc.			1,476,000
65,000	Vodafone Group PLC - ADR			1,886,950
				4,968,950
	TRANSPORTATION - 2.6%
17,000	United Parcel Service, Inc. - Class B			1,944,120

	TOTAL COMMON STOCK (Cost - $48,821,725)			55,741,050

	PREFERRED STOCK - 3.7%
	INVESTMENT COMPANIES - 1.1%
32,000	Compass Diversified Holdings, 7.25%			802,560

	PIPELINES - 1.7%
31,000	Kinder Morgan, Inc. 9.75%			1,307,270

	TRUCKING & LEASING - 0.9%
6,808	General Finance Corp., 9.00%			678,758

	TOTAL PREFERRED STOCK (Cost - $2,791,415)			2,788,588
North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2017
Par Value		Coupon Rate (%)	Maturity	Value

	CORPORATE BONDS - 12.1%
	BANKS - 2.4%
$ 855,000	Citigroup, Inc	5.950 **	7/29/2049	$ 922,331
835,000	Morgan Stanley	5.550 **	12/29/2049	870,479
				1,792,810
	COMMERCIAL SERVICES - 1.2%
800,000	ADT Corp.	6.250	10/15/2021	873,640

	ENTERTAINMENT - 1.2%
845,000	Churchill Downs, Inc.	5.375	12/15/2021	875,336

	FOOD - 1.1%
850,000	B&G Foods, Inc.	4.625	6/1/2021	869,125

	MEDIA - 1.1%
850,000	TEGNA, Inc. ^	4.875	9/15/2021	872,312

	OIL & GAS SERVICES - 2.8%
1,150,000	Bristow Group, Inc.	6.250	10/15/2022	721,625
1,400,000	Freeport-McMoran Oil & Gas LLC	6.625	5/1/2021	1,431,262
				2,152,887
	RETAIL - 1.0%
713,000	Wendy's International LLC	7.000	12/15/2025	759,345

	TELECOMMUNICATIONS - 1.3%
1,000,000	Consolidated Communications, Inc.	6.500	10/1/2022	970,625

	TOTAL CORPORATE BONDS (Cost - $9,000,759)			9,166,080

Shares	SHORT-TERM INVESTMENTS - 10.1%
	MONEY MARKET FUND - 10.1%
7,680,799	Fidelity Institutional Money Market Funds - Government Portfolio, Class I, 0.89% ***			7,680,799
	(Cost - $7,680,799)

	TOTAL INVESTMENTS - 99.3% (Cost - $68,294,698) (a)			$ 75,376,517
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.7%			574,718
	NET ASSETS - 100.0%			$ 75,951,235

* Non-income producing security.
^ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. This security had a market value of $872,312 and 1.1% of net assets.
< Illiquid security. At August 31, 2017, the securities amounted to 2.1% of net assets.
** Variable rate security; interest rate shown reflects rate currently in effect.
***Money Market Fund; interest rate reflects seven-day effective yield on August 31, 2017.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $68,218,803 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:		$ 12,700,584
		Unrealized depreciation:		(5,542,870)
		Net unrealized appreciation:		$ 7,157,714
ADR - American Depositary Receipt
LLC - Limited Liability Company
MLP - Master Limited Partnership
REITS - Real Estate Investment Trust

North Star Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2017
Shares			Value

	COMMON STOCK - 95.6%
	APPAREL - 2.7%
158,699	Rocky Brands, Inc.		$ 2,047,217

	AUTO PARTS & EQUIPMENT - 3.5%
75,500	Douglas Dynamics, Inc.		2,634,950

	BUILDING MATERIALS - 1.0%
119,800	LSI Industries, Inc.		681,662

	CHEMICALS - 3.8%
88,728	Detrex Corp. # *		1,952,016
21,475	Oil-Dri Corporation of America		874,033
			2,826,049
	COMMERCIAL SERVICES - 8.5%
86,400	AstroNova, Inc.		1,175,040
73,000	BG Staffing, Inc.		1,180,410
41,000	Healthcare Services Group, Inc.		2,099,200
14,825	Landauer, Inc.		919,891
23,000	McGrath RentCorp		928,510
			6,303,051
	COMPUTERS - 1.1%
88,000	TransAct Technologies, Inc.		858,000

	DIVERSIFIED FINANCIAL SERVICES - 4.1%
36,500	Greenhill & Co., Inc.		549,325
41,000	Westwood Holdings Group, Inc.		2,506,330
			3,055,655
	ELECTRIC - 1.4%
16,000	MGE Energy, Inc.		1,017,600

	ENTERTAINMENT - 4.2%
238,300	National CineMedia, Inc.		1,289,203
87,000	Speedway Motorsports, Inc.		1,810,470
			3,099,673
	ENVIRONMENTAL CONTROL - 2.3%
142,000	Ecology and Environment, Inc.		1,682,700

	FOOD - 3.5%
32,000	Ingles Markets, Inc.		702,400
124,300	Rocky Mountain Chocolate Factory, Inc.		1,455,553
20,000	Village Super Market, Inc. - Class A		462,600
			2,620,553
	FOREST PRODUCTS & PAPER - 0.7%
49,000	Orchids Paper Products Co.		499,800

	GAS - 2.0%
55,425	RGC Resources, Inc.		1,526,959

	HEALTHCARE - PRODUCTS - 0.9%
50,000	Meridian Bioscience, Inc.		695,000

	HEALTHCARE - SERVICES - 1.1%
39,700	Psychemedics Corp.		839,258

North Star Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2017
Shares			Value

	HOME FURNISHINGS - 1.4%
22,376	Flexsteel Industries, Inc.		$ 1,018,108

	HOUSEHOLD PRODUCTS/WARES - 2.7%
84,000	Acme United Corp.		2,002,560

	INSURANCE - 2.3%
11,200	Kansas City Life Insurance Co.		546,000
460,426	Marketing Alliance, Inc. # *		1,160,272
			1,706,272
	INTERNET - 2.1%
56,000	New Media Investment Group, Inc.		772,240
123,000	PC-Tel, Inc.		797,040
			1,569,280
	LEISURE TIME - 3.7%
38,142	Bowl America, Inc.		553,059
182,000	Escalade, Inc.		2,193,100
			2,746,159
	MEDIA - 6.3%
402,799	A.H. Belo Corp.		2,013,995
97,000	Gannett Co., Inc.		823,530
110,000	Salem Media Group, Inc.		665,500
53,000	World Wrestling Entertainment, Inc. - Class A		1,155,400
			4,658,425
	MISCELLANEOUS MANUFACTURER - 3.2%
128,000	Myers Industries, Inc.		2,406,400

	OFFICE FURNISHINGS - 2.7%
78,600	Kewaunee Scientific Corp.		2,023,950

	REAL ESTATE - 1.7%
146,500	Farmland Partners, Inc.		1,297,990

	REITS - 5.9%
67,300	CatchMark Timber Trust, Inc. - Class A		775,969
38,500	Chatham Lodging Trust		780,780
176,000	Monmouth Real Estate Investment Corp.		2,860,000
			4,416,749
	RETAIL - 3.7%
103,000	Barnes & Noble, Inc.		798,250
54,000	PetMed Express, Inc.		1,958,580
			2,756,830
	SEMICONDUCTORS - 1.6%
46,800	Brooks Automation, Inc.		1,220,076

	SOFTWARE - 5.8%
238,550	American Software, Inc.		2,626,436
115,625	Simulations Plus, Inc.		1,676,562
			4,302,998
	TELECOMMUNICATIONS - 2.5%
77,000	Consolidated Communications Holdings, Inc.		1,420,650
243,952	RF Industries Ltd.		439,114
			1,859,764
North Star Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2017
Shares			Value

	TEXTILES - 2.1%
234,900	Crown Crafts, Inc.		$ 1,562,085

	WATER - 7.1%
25,100	Artesian Resources Corp.		930,959
15,275	Connecticut Water Service, Inc.		828,516
89,000	Global Water Resources, Inc.		852,620
39,400	Middlesex Water Co.		1,496,412
34,975	York Water Co.		1,150,677
			5,259,184

	TOTAL COMMON STOCK (Cost - $60,865,003)		71,194,957

	PREFERRED STOCK - 2.0%
	DIVERSIFIED FINANCIAL SERVICES - 0.7%
20,000	Cowen Group, Inc., 8.25%		534,400

	RETAIL - 0.9%
28,000	TravelCenters of America LLC, 8.25%		665,000

	TRUCKING & LEASING - 0.4%
10,000	General Finance Corp., 8.125%		255,000

	TOTAL PREFERRED STOCK (Cost - $1,499,485)		1,454,400

	SHORT-TERM INVESTMENTS - 2.3%
	MONEY MARKET FUND - 2.3%
1,702,988	Dreyfus Treasury & Agency Cash Management Fund, Institutional Class, 0.87% ** (Cost - $1,702,988)		1,702,988

	TOTAL INVESTMENTS - 99.9% (Cost - $64,067,476) (a)		$ 74,352,345
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.1%		98,038
	NET ASSETS - 100.0%		$ 74,450,383

# Affiliated issuer.
* Illiquid security. At August 31, 2017, the securities amounted to 4.2% of net assets.
** Money Market Fund; interest rate reflects seven-day effective yield on August 31, 2017.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $65,674,651 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 16,727,159
		Unrealized depreciation:	(8,049,465)
	Net unrealized appreciation:		$ 8,677,694
LLC - Limited Liability Company
REITS - Real Estate Investment Trust

North Star Micro Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2017
Shares			Value

	COMMON STOCK - 92.2%
	APPAREL - 6.6%
87,750	Lakeland Industries, Inc. *		$ 1,237,275
102,000	Perry Ellis International, Inc. *		2,226,660
135,500	Rocky Brands, Inc.		1,747,950
			5,211,885
	AUTO MANUFACTURERS - 4.2%
182,000	Blue Bird Corp. *		3,312,400

	AUTO PARTS & EQUIPMENT - 2.5%
75,900	Motorcar Parts of America, Inc. *		1,993,893

	BEVERAGES - 1.3%
468,700	Truett-Hurst, Inc. - Class A * #		988,957

	BUILDING MATERIALS - 1.1%
153,668	LSI Industries, Inc.		874,371

	CHEMICALS - 5.2%
94,666	Detrex Corp. # <		2,082,652
154,500	Landec Corp. *		2,008,500
			4,091,152
	COMMERCIAL SERVICES - 6.3%
470,900	ARC Document Solutions, Inc. *		1,662,277
91,000	SP Plus Corp. *		3,357,900
			5,020,177
	DIVERSIFIED FINANCIAL SERVICES - 3.2%
154,000	Cowen Group, Inc. *		2,502,500

	ELECTRICAL COMPONENTS & EQUIPMENT - 4.2%
86,230	Graham Corp.		1,727,187
614,000	Orion Energy Systems, Inc. *		565,801
170,400	Pioneer Power Solutions, Inc. * <		1,039,440
			3,332,428
	ENVIRONMENTAL CONTROL - 4.2%
116,000	Ecology and Environment, Inc.		1,374,600
53,000	Heritage-Crystal Clean, Inc. *		1,033,500
186,000	Sharps Compliance Corp. *		920,700
			3,328,800
	HAND/MACHINE TOOLS - 3.7%
12,638	LS Starrett Co.		92,257
105,351	QEP Co., Inc. * <		2,870,815
			2,963,072
	HOME FURNISHINGS - 2.5%
43,920	Flexsteel Industries, Inc.		1,998,360

	HOUSEHOLD PRODUCTS/WARES - 6.1%
119,878	Acme United Corp.		2,857,892
57,000	Central Garden & Pet Co. *		2,009,250
			4,867,142
	INTERNET - 4.7%
217,300	1-800-Flowers.com, Inc. *		1,955,700
596,000	US Auto Parts Network, Inc. *		1,740,320
			3,696,020
North Star Micro Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2017
Shares			Value

	LEISURE TIME - 7.3%
48,254	Bowl America, Inc.		$ 699,683
161,428	Escalade, Inc.		1,945,207
49,000	Johnson Outdoors, Inc. - Class A		3,126,200
			5,771,090
	MACHINERY - DIVERSIFIED - 2.6%
22,800	Alamo Group, Inc.		2,092,128

	MEDIA - 4.1%
470,500	A. H. Belo Corp.		2,352,500
124,800	NTN Buzztime, Inc. *		911,040
			3,263,540
	METAL FABRICATE/HARDWARE - 3.3%
100,472	Eastern Co.		2,627,343

	MINING - 2.3%
23,000	United States Lime & Minerals, Inc.		1,838,850

	RETAIL - 8.6%
175,000	Boot Barn Holdings, Inc. *		1,417,500
344,950	Build-A-Bear Workshop, Inc. *		3,173,540
81,000	Movado Group, Inc.		2,247,750
			6,838,790
	SOFTWARE - 4.4%
209,800	American Software, Inc.		2,309,898
110,000	InnerWorkings, Inc. *		1,151,700
			3,461,598
	TELECOMMUNICATIONS - 1.2%
31,400	Hawaiian Telcom Holdco, Inc. *		955,188

	TEXTILES - 1.9%
225,100	Crown Crafts, Inc.		1,496,915

	TRUCKING & LEASING - 0.7%
125,800	General Finance Corp. *		591,260

	TOTAL COMMON STOCK (Cost - $60,908,836)		73,117,859

	SHORT-TERM INVESTMENTS - 7.8%
	MONEY MARKET FUND - 7.8%
6,180,449	Dreyfus Treasury & Agency Cash Management Fund, Institutional Class, 0.87% ** (Cost - $6,180,449)		6,180,449

	TOTAL INVESTMENTS - 100.0% (Cost - $68,089,285) (a)		$ 79,298,308
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.0%		(31,472)
	NET ASSETS - 100.0%		$ 79,266,836

* Non-income producing security.
# Affiliated issuer.
< Illiquid security. At August 31, 2017, the securities amounted to 7.6% of net assets.
** Money Market Fund; interest rate reflects seven-day effective yield on August 31, 2017.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $68,892,653 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 15,665,952
		Unrealized depreciation:	(5,260,297)
		Net unrealized appreciation:	$ 10,405,655

North Star Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2017
Shares				Value

	PREFERRED STOCK - 16.0%
	BANKS - 7.0%
16,000	Bank of America Corp., 4.00%			$ 399,360
8,000	Cititgroup Capital XIII, 7.681%			216,640
10,000	GMAC Capital Trust I, 7.10%			261,200
8,000	PNC Financial Services Group, Inc., 6.125%			228,480
8,000	PrivateBancorp, Inc., 7.125%			203,000
8,000	US Bancorp, 6.50%			233,040
				1,541,720
	DIVERSIFIED FINANCIAL SERVICES - 2.3%
19,000	Cowen Group, Inc., 8.25%			507,680

	INVESTMENT COMPANIES - 1.0%
9,000	Compass Diversified Holdings, 7.25%			225,720

	PIPELINES - 1.9%
10,000	Kinder Morgan, Inc. 9.75%			421,700

	REITS - 2.9%
10,000	Monmouth Real Estate Investment Corp., 6.125%			252,400
8,000	Public Storage, 5.20%			204,480
7,000	Vornado Realty Trust, 5.40%			180,180
				637,060
	TRUCKING & LEASING - 0.9%
8,000	General Finance Corp., 8.125%			204,000

	TOTAL PREFERRED STOCK (Cost - $3,534,734)			3,537,880

Par Value		Coupon Rate (%)	Maturity

	CORPORATE BONDS - 78.9%
	AIRLINES - 2.3%
$ 500,000	American Airlines Group, Inc.	6.125	6/1/2018	516,875

	APPAREL - 3.2%
375,000	Perry Ellis International, Inc.	7.875	4/1/2019	375,938
350,000	Under Armour, Inc.	3.250	6/15/2026	328,302
				704,240
	AUTO PARTS & EQUIPMENT - 2.0%
425,000	Goodyear Tire & Rubber Co.	5.125	11/15/2023	445,715

	BANKS - 1.1%
250,000	Wachovia Cap Trust III ^	5.570	3/29/2049	252,265

	BEVERAGES - 0.9%
200,000	Cott Beverages, Inc.	5.375	7/1/2022	208,500

	CHEMICALS - 2.2%
500,000	CF Industries, Inc.	3.450	6/1/2023	487,500

	COMMERCIAL SERVICES - 4.1%
250,000	ADT Corp.	6.250	10/15/2021	273,012
200,000	ADT Corp.	3.500	7/15/2022	200,360
451,000	RR Donnelley & Sons Co.	6.500	11/15/2023	435,215
				908,587
	COSMETICS & TOILETRIES - 0.5%
100,000	Edgewell Personal Care Co.	4.700	5/24/2022	107,997

North Star Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2017
Par Value		Coupon Rate (%)	Maturity	Value

	DIVERSIFIED FINANCIAL SERVICES - 4.1%
$ 300,000	American Express Co. ^	4.900	3/15/2020	$ 304,875
450,000	Jefferies Group LLC	8.500	7/15/2019	499,344
100,000	Synchrony Financial ^	2.711	11/9/2017	100,183
				904,402
	ENTERTAINMENT - 6.0%
400,000	Churchill Downs, Inc.	5.375	12/15/2021	414,360
405,000	National CineMedia LLC	6.000	4/15/2022	408,037
100,000	National CineMedia LLC	5.750	8/15/2026	86,250
400,000	Speedway Motorsports, Inc.	5.125	2/1/2023	414,000
				1,322,647
	ENVIRONMENTAL CONTROL - 2.3%
500,000	Covanta Holding Corp.	5.875	3/1/2024	501,250

	FOOD - 8.0%
450,000	B&G Foods, Inc.	4.625	6/1/2021	460,125
428,000	Dean Holding Co.	6.900	10/15/2017	430,105
550,000	Ingles Markets, Inc.	5.750	6/15/2023	543,125
325,000	TreeHouse Foods, Inc.	4.875	3/15/2022	337,187
				1,770,542
	HEALTHCARE - SERVICES - 2.2%
475,000	DaVita HealthCare Partners, Inc.	5.750	8/15/2022	490,141

	HOUSEHOLD PRODUCTS/WARES - 5.2%
550,000	ACCO Brands Corp. *	5.250	12/15/2024	567,875
550,000	Central Garden & Pet Co.	6.125	11/15/2023	588,500
				1,156,375
	LEISURE TIME - 1.0%
200,000	Royal Caribbean Cruises Ltd.	5.250	11/15/2022	223,081

	MEDIA - 8.0%
400,000	AMC Networks, Inc.	4.750	12/15/2022	413,500
50,000	TEGNA, Inc.	5.125	7/15/2020	51,327
450,000	TEGNA, Inc.	6.375	10/15/2023	479,250
300,000	Lee Enterprises, Inc. *	9.500	3/15/2022	313,500
500,000	Time, Inc. *	5.750	4/15/2022	512,500
				1,770,077
	MINING - 2.1%
450,000	Freeport-McMoRan, Inc.	4.000	11/14/2021	452,475

	MISCELLANEOUS MANUFACTURER - 2.3%
500,000	Trinity Industries, Inc.	4.550	10/1/2024	507,247

	OIL & GAS - 2.5%
50,000	Murphy Oil Corp.	4.000	6/1/2022	49,326
500,000	Murphy Oil Corp.	4.700	12/1/2022	493,100
				542,426
	OIL & GAS SERVICES - 1.7%
580,000	Bristow Group, Inc.	6.250	10/15/2022	363,950

North Star Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2017
Par Value		Coupon Rate (%)	Maturity	Value

	RETAIL - 8.3%
$ 550,000	Brinker International, Inc.	3.875	5/15/2023	$ 536,937
400,000	Gap, Inc.	5.950	4/12/2021	434,865
350,000	L Brands, Inc.	8.500	6/15/2019	385,875
443,000	Wendy's International LLC	7.000	12/15/2025	471,795
				1,829,472
	SEMICONDUCTORS - 2.0%
400,000	Advanced Micro Devices, Inc.	7.500	8/15/2022	452,000

	TELECOMMUNICATIONS - 6.9%
500,000	CenturyLink, Inc.	5.800	3/15/2022	498,750
532,000	Cincinnati Bell, Inc. *	7.000	7/15/2024	528,010
520,000	Consolidated Communications, Inc.	6.500	10/1/2022	504,725
				1,531,485

	TOTAL CORPORATE BONDS (Cost - $17,400,170)			17,449,249

	CONVERTIBLE BONDS - 1.1%
	PRIVATE EQUITY- 1.1%
250,000	Hercules Capital, Inc. * (Cost - $252,529)	4.375	2/1/2022	254,063

Shares
	SHORT-TERM INVESTMENTS - 3.2%
	MONEY MARKET FUND - 3.2%
696,645	Fidelity Investments Money Market Funds - Treasury Portfolio, Class I, 0.89% ** (Cost - $696,645)			696,645

	TOTAL INVESTMENTS - 99.2% (Cost - $21,884,078) (a)			$ 21,937,837
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.8%			179,560
	NET ASSETS - 100.0%			$ 22,117,397

^ Variable or step coupon security; interest rate shown reflects rate currently in effect.
* Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities had a fair value of $2,175,948 and 9.8% of net assets.
** Money Market Fund; interest rate reflects seven-day effective yield on August 31, 2017.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $21,884,675 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:		$ 385,265
		Unrealized depreciation:		(332,103)
		Net unrealized appreciation:		$ 53,162
LLC - Limited Liability Company
REITS - Real Estate Investment Trust

North Star Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2017

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.  Investments in open-end investment companies are valued at net asset value.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

North Star Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2017

If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the assets or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of August 31, 2017 in valuing the Funds' investments measured at fair value:

North Star Opportunity Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 54,159,745	$ 1,581,305	$ -	$ 55,741,050
Preferred Stock	2,788,588	-	-	2,788,588
Corporate Bonds	-	9,166,080	-	9,166,080
Short-Term Investments	7,680,799	-	-	7,680,799
Total	$ 64,629,132	$ 10,747,385	$ -	$ 75,376,517

North Star Dividend Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 68,082,669	$ 3,112,288	$ -	$ 71,194,957
Preferred Stock	1,454,400	-	-	1,454,400
Short-Term Investments	1,702,988	-	-	1,702,988
Total	$ 71,240,057	$ 3,112,288	$ -	$ 74,352,345

North Star Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2017

North Star Micro Cap Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 67,124,952	$ 5,992,907	$ -	$ 73,117,859
Short-Term Investments	6,180,449	-	-	6,180,449
Total	$ 73,305,401	$ 5,992,907	$ -	$ 79,298,308
North Star Bond Fund
Assets *	Level 1	Level 2	Level 3	Total
Preferred Stock	$ 3,537,880	$ -	$ -	$ 3,537,880
Corporate Bonds	-	17,449,249	-	17,449,249
Convertible Bonds	-	254,063	-	254,063
Short-Term Investments	696,645	-	-	696,645
Total	$ 4,234,525	$ 17,703,312	$ -	$ 21,937,837

The Funds did not hold any Level 3 securities during the period. The transfers between levels are shown below. It is the funds' policy to recognize transfers between Level 1 & Level 2 at the end of the reporting period.
* Refer to the Portfolios of Investments for industry classifications.

The following amounts were transfers in/(out) of Level 2 assets:

	Common Stock	Total
Beginning Balance Level 2	$ -	$ -
Transfers into Level 2 from Level 1	1,581,305	1,581,305
Transfers from Level 2 into Level 1	-	-
Net Transfer In/(Out) of Level 2	$ 1,581,305	$ 1,581,305
The reason for transfers is due to lack of observable trades for these investments at August 31, 2017.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin Wolf

Kevin Wolf, Principal Executive Officer/President

Date 10/24/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin Wolf

Kevin Wolf, Principal Executive Officer/President

Date 10/24/17

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 10/24/17